Share-Based Compensation - Summary of Fair Value of RSU and PSU Awards Measured Using the Share Price at the Grant Date (Details)	Dec. 31, 2023 EUR (€)
Long Term Incentive Plan 2023 -2027 (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 16.44
Long Term Incentive Plan 2023 -2027 (RSUs) - I Installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	16.54
Long Term Incentive Plan 2023 -2027 (RSUs) - II Installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	16.49
Long Term Incentive Plan 2023 -2027 (RSUs) - III Installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 16.44